SIGNIFICANT ACCOUNTING POLICIES - Schedule of estimated useful lives of the assets (Details)	12 Months Ended
Dec. 31, 2024
Computers and peripheral equipment [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of estimated useful lives of the assets (Details) [Line Items]
Annual depreciation rate	33%
Office furniture and equipment [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of estimated useful lives of the assets (Details) [Line Items]
Annual depreciation rate	6% to 20% (mainly 15%)
Leasehold improvements [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of estimated useful lives of the assets (Details) [Line Items]
Annual depreciation rate	Over the shorter of the term of the lease, or the useful life of the assets